Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 9,592	$ 9,746
of which: Deferred Contingent Capital Plan	1,847	1,709
of which: financial advisor compensation plans	1,621	1,483
of which: other compensation plans	4,393	4,723
of which: net defined benefit liability	763	796
of which: other compensation-related liabilities	969	1,035
Current tax liabilities	1,671	1,460
Deferred tax liabilities	340	325
VAT, withholding tax and other tax payables	1,156	1,120
Deferred income	555	635
Liabilities of disposal group held for sale	1,199
Other	320	802
Total other non-financial liabilities	$ 14,834	$ 14,089